Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 7.0%
Ampol Ltd.	1,166	$ 30,233
ANZ Group Holdings Ltd.	15,686	300,520
APA Group	6,502	35,633
Aristocrat Leisure Ltd.	2,923	81,905
ASX Ltd.	982	42,504
Aurizon Holdings Ltd.	9,920	25,857
BHP Group Ltd.	26,341	759,900
BlueScope Steel Ltd.	2,326	36,150
Brambles Ltd.	7,392	77,795
CAR Group Ltd.	1,779	41,827
Cochlear Ltd.	332	73,022
Coles Group Ltd.	6,941	76,621
Commonwealth Bank of Australia	8,706	682,721
Computershare Ltd.	2,714	46,178
CSL Ltd.	2,493	467,744
Dexus, REIT	5,507	28,386
EBOS Group Ltd.	752	15,388
Endeavour Group Ltd.	7,744	27,806
Fortescue Ltd.	8,874	148,617
Goodman Group, REIT	8,849	194,964
GPT Group, REIT	10,265	30,570
IDP Education Ltd.	1,392	16,255
Insurance Australia Group Ltd.	12,527	52,245
Lottery Corp. Ltd.	11,597	38,920
Macquarie Group Ltd.	1,891	246,084
Medibank Pvt Ltd.	14,406	35,298
Mineral Resources Ltd.	888	41,010
Mirvac Group, REIT	20,151	30,990
National Australia Bank Ltd.	16,252	366,859
Northern Star Resources Ltd.	5,757	54,285
Orica Ltd.	2,395	28,498
Origin Energy Ltd.	8,625	51,708
Pilbara Minerals Ltd.	14,969	37,360
Qantas Airways Ltd. (A)	4,255	15,112
QBE Insurance Group Ltd.	7,900	93,334
Ramsay Health Care Ltd.	965	35,536
REA Group Ltd.	272	32,874
Reece Ltd.	1,112	20,362
Rio Tinto Ltd.	1,946	154,405
Santos Ltd.	16,315	82,395
Scentre Group, REIT	26,254	57,998
SEEK Ltd.	1,820	29,709
Seven Group Holdings Ltd.	877	23,300
Sonic Healthcare Ltd.	2,229	42,719
South32 Ltd.	22,917	44,802
Stockland, REIT	12,140	38,369
Suncorp Group Ltd.	6,504	69,424
Telstra Group Ltd.	20,155	50,697
Transurban Group	16,207	140,676
Treasury Wine Estates Ltd.	4,169	33,823
Vicinity Ltd., REIT	18,580	25,789
Washington H Soul Pattinson & Co. Ltd.	1,231	26,961
Wesfarmers Ltd.	5,864	261,375
Westpac Banking Corp.	18,256	310,499
WiseTech Global Ltd.	843	51,611
Woodside Energy Group Ltd.	9,823	195,235
Woolworths Group Ltd.	6,413	138,619

		6,199,477

Austria - 0.2%
Erste Group Bank AG	1,823	81,226

	Shares	Value
COMMON STOCKS (continued)
Austria (continued)
OMV AG	704	$ 33,312
Verbund AG	326	23,828
voestalpine AG	633	17,756

		156,122

Belgium - 0.8%
Ageas SA	837	38,757
Anheuser-Busch InBev SA	4,531	275,992
D’ieteren Group	103	22,847
Elia Group SA	135	14,564
Groupe Bruxelles Lambert NV	457	34,542
KBC Group NV	1,284	96,164
Lotus Bakeries NV	2	19,311
Sofina SA	83	18,625
Syensqo SA (A)	376	35,608
UCB SA	632	78,002
Umicore SA	1,003	21,636
Warehouses De Pauw CVA, REIT	888	25,349

		681,397

Chile - 0.1%
Antofagasta PLC	2,061	53,040

Denmark - 3.6%
AP Moller - Maersk AS, Class A	16	20,501
AP Moller - Maersk AS, Class B	24	31,292
Carlsberg AS, Class B	488	66,829
Coloplast AS, Class B	698	94,242
Danske Bank AS	3,523	105,748
Demant AS (A)	514	25,548
DSV AS	933	151,663
Genmab AS (A)	334	100,143
Novo Nordisk AS, Class B	16,935	2,172,309
Novonesis (Novozymes) B, B Shares	1,851	108,879
Orsted AS (A) (B)	942	52,638
Pandora AS	430	69,405
Rockwool AS, B Shares (A)	52	17,109
Tryg AS	1,809	37,291
Vestas Wind Systems AS (A)	5,092	142,034

		3,195,631

Finland - 0.9%
Elisa OYJ	681	30,380
Fortum OYJ	2,361	29,152
Kesko OYJ, B Shares	1,422	26,563
Kone OYJ, Class B	1,744	81,169
Metso OYJ	3,595	42,683
Neste OYJ	2,134	57,787
Nokia OYJ	27,294	96,907
Nordea Bank Abp	6,205	70,089
Nordea Bank Abp	10,123	112,730
Orion OYJ, Class B	511	19,058
Sampo OYJ, A Shares	2,311	98,520
Stora Enso OYJ, R Shares	2,997	41,661
UPM-Kymmene OYJ	2,724	90,720
Wartsila OYJ Abp	2,402	36,513

		833,932

France - 11.8%
Accor SA	1,004	46,901
Aeroports de Paris SA	175	23,996
Air Liquide SA	2,728	567,548
Airbus SE	3,059	563,410
Alstom SA	1,544	23,537
Amundi SA (B)	327	22,455
Arkema SA	303	31,885

Transamerica Series Trust	Page 1

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
AXA SA	9,378	$ 352,239
BioMerieux	195	21,511
BNP Paribas SA	5,347	379,921
Bollore SE	4,007	26,759
Bouygues SA	974	39,752
Bureau Veritas SA	1,482	45,216
Capgemini SE	797	183,405
Carrefour SA	2,960	50,695
Cie de Saint-Gobain SA	2,359	183,062
Cie Generale des Etablissements Michelin SCA	3,568	136,728
Covivio SA, REIT	244	12,557
Credit Agricole SA	5,484	81,741
Danone SA	3,365	217,420
Dassault Aviation SA	105	23,109
Dassault Systemes SE	3,501	155,010
Edenred SE	1,294	69,048
Eiffage SA	376	42,654
Engie SA	9,363	156,671
EssilorLuxottica SA	1,523	344,556
Eurazeo SE	219	19,197
Gecina SA, REIT	220	22,465
Getlink SE	1,851	31,512
Hermes International SCA	165	421,172
Ipsen SA	182	21,657
Kering SA	390	154,142
Klepierre SA, REIT	1,062	27,498
L’Oreal SA	1,251	592,020
La Francaise des Jeux SAEM (B)	510	20,787
Legrand SA	1,341	142,099
LVMH Moet Hennessy Louis Vuitton SE	1,434	1,289,793
Orange SA	9,442	110,911
Pernod Ricard SA	1,058	171,156
Publicis Groupe SA	1,171	127,660
Remy Cointreau SA	128	12,903
Renault SA	1,007	50,838
Rexel SA	1,194	32,242
Safran SA	1,765	399,971
Sanofi SA	5,920	580,943
Sartorius Stedim Biotech (A)	145	41,345
Schneider Electric SE	2,829	639,866
SEB SA	124	15,866
Societe Generale SA	3,735	99,972
Sodexo SA	449	38,500
STMicroelectronics NV	3,582	154,268
Teleperformance SE	296	28,766
Thales SA	523	89,178
TotalEnergies SE	11,283	772,599
Unibail-Rodamco-Westfield, CDI (A)	4,482	18,108
Unibail-Rodamco-Westfield, REIT (A)	389	31,266
Veolia Environnement SA	3,627	117,898
Vinci SA	2,585	331,201
Vivendi SE	3,485	37,974
Worldline SA (A) (B)	1,136	14,070

		10,461,629

Germany - 8.1%
adidas AG	827	184,687
Allianz SE	2,037	610,498
BASF SE	4,662	266,217
Bayer AG	5,149	157,929
Bayerische Motoren Werke AG	1,668	192,477
Bechtle AG	423	22,352
Beiersdorf AG	534	77,745
Brenntag SE	715	60,229
Carl Zeiss Meditec AG	194	24,237

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Commerzbank AG	5,316	$ 73,009
Continental AG	558	40,274
Covestro AG (A) (B)	968	52,926
Daimler Truck Holding AG	2,816	142,666
Delivery Hero SE (B)	927	26,517
Deutsche Bank AG	10,178	160,118
Deutsche Boerse AG	983	201,126
Deutsche Lufthansa AG (A)	3,207	25,191
Deutsche Post AG	5,124	220,651
Deutsche Telekom AG	16,730	406,106
E.ON SE	11,461	159,319
Evonik Industries AG	1,201	23,744
Fresenius Medical Care AG	1,052	40,461
Fresenius SE & Co. KGaA	2,103	56,721
GEA Group AG	838	35,431
Hannover Rueck SE	310	84,848
Heidelberg Materials AG	718	78,972
Henkel AG & Co. KGaA	539	38,821
Infineon Technologies AG	6,819	231,846
Knorr-Bremse AG	343	25,940
LEG Immobilien SE (A)	379	32,539
Mercedes-Benz Group AG	4,182	333,012
Merck KGaA	680	120,020
MTU Aero Engines AG	286	72,571
Muenchener Rueckversicherungs-Gesellschaft AG	711	346,942
Nemetschek SE	279	27,608
Puma SE	550	24,933
Rational AG	24	20,688
Rheinmetall AG	230	129,279
RWE AG	3,330	113,022
SAP SE	5,423	1,055,800
Scout24 SE (B)	404	30,449
Siemens AG	3,950	754,107
Siemens Healthineers AG (A) (B)	1,446	88,484
Symrise AG	705	84,387
Talanx AG	350	27,716
Volkswagen AG	140	21,387
Vonovia SE	3,750	110,852
Zalando SE (A) (B)	1,145	32,723

		7,147,577

Hong Kong - 1.9%
AIA Group Ltd.	59,200	397,470
BOC Hong Kong Holdings Ltd.	18,500	49,518
CK Asset Holdings Ltd.	9,915	40,790
CK Hutchison Holdings Ltd.	13,500	65,198
CK Infrastructure Holdings Ltd.	3,000	17,555
CLP Holdings Ltd.	8,500	67,712
ESR Group Ltd. (B)	11,200	11,977
Futu Holdings Ltd., ADR (A)	300	16,245
Galaxy Entertainment Group Ltd.	11,000	55,233
Hang Lung Properties Ltd.	9,000	9,222
Hang Seng Bank Ltd.	3,900	42,678
Henderson Land Development Co. Ltd.	7,531	21,457
HKT Trust & HKT Ltd.	18,000	20,997
Hong Kong & China Gas Co. Ltd.	58,085	44,008
Hong Kong Exchanges & Clearing Ltd.	6,272	182,545
Hongkong Land Holdings Ltd.	5,500	16,885
Jardine Matheson Holdings Ltd.	800	29,840
Link, REIT	13,751	59,119
MTR Corp. Ltd.	7,687	25,339
Power Assets Holdings Ltd.	7,000	40,961
Prudential PLC	14,422	135,246
Sino Land Co. Ltd.	20,037	20,813
SITC International Holdings Co. Ltd.	6,000	10,962

Transamerica Series Trust	Page 2

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	7,350	$ 70,853
Swire Pacific Ltd., Class A	2,000	16,456
Swire Properties Ltd.	5,800	12,183
Techtronic Industries Co. Ltd.	7,000	94,891
WH Group Ltd. (B)	40,287	26,560
Wharf Holdings Ltd.	5,000	16,418
Wharf Real Estate Investment Co. Ltd.	8,300	26,988

		1,646,119

Ireland - 1.4%
AerCap Holdings NV (A)	1,100	95,601
AIB Group PLC	7,912	40,153
Bank of Ireland Group PLC	5,348	54,523
CRH PLC	3,605	310,677
DCC PLC	514	37,368
Experian PLC	4,752	207,162
Flutter Entertainment PLC (A)	916	182,553
James Hardie Industries PLC, CDI (A)	2,225	89,330
Kerry Group PLC, Class A	794	68,049
Kingspan Group PLC	826	75,265
Smurfit Kappa Group PLC	1,321	60,241

		1,220,922

Israel - 0.7%
Azrieli Group Ltd.	202	14,586
Bank Hapoalim BM	6,440	60,392
Bank Leumi Le-Israel BM	7,659	63,678
Check Point Software Technologies Ltd. (A)	450	73,805
CyberArk Software Ltd. (A)	200	53,126
Elbit Systems Ltd.	129	26,948
Global-e Online Ltd. (A)	500	18,175
ICL Group Ltd.	3,678	19,446
Israel Discount Bank Ltd., Class A	6,503	33,657
Mizrahi Tefahot Bank Ltd.	740	27,754
Monday.com Ltd. (A)	140	31,622
Nice Ltd. (A)	336	87,471
Teva Pharmaceutical Industries Ltd., ADR (A)	5,615	79,228
Wix.com Ltd. (A)	300	41,244

		631,132

Italy - 2.3%
Amplifon SpA	662	24,140
Assicurazioni Generali SpA	5,186	131,257
Banco BPM SpA	6,095	40,558
Davide Campari-Milano NV	3,253	32,687
DiaSorin SpA	114	11,008
Enel SpA	42,439	280,160
Eni SpA	11,357	179,475
Ferrari NV	658	286,793
FinecoBank Banca Fineco SpA	3,101	46,452
Infrastrutture Wireless Italiane SpA (B)	1,584	17,995
Intesa Sanpaolo SpA	75,599	274,286
Leonardo SpA	2,052	51,537
Mediobanca Banca di Credito Finanziario SpA	2,679	39,914
Moncler SpA	1,093	81,576
Nexi SpA (A) (B)	2,832	17,947
Poste Italiane SpA (B)	2,795	34,994
Prysmian SpA	1,313	68,546
Recordati Industria Chimica e Farmaceutica SpA	552	30,515
Snam SpA	10,221	48,254
Telecom Italia SpA (A)	46,799	11,365

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Terna - Rete Elettrica Nazionale	7,009	$ 57,922
UniCredit SpA	7,963	302,184

		2,069,565

Japan - 23.2%
Advantest Corp.	4,000	176,906
Aeon Co. Ltd.	3,300	78,129
AGC, Inc.	1,000	36,213
Aisin Corp.	700	28,471
Ajinomoto Co., Inc.	2,400	89,291
ANA Holdings, Inc.	800	16,700
Asahi Group Holdings Ltd.	2,500	91,558
Asahi Intecc Co. Ltd.	1,000	17,453
Asahi Kasei Corp.	6,400	46,801
Astellas Pharma, Inc.	9,200	98,758
Azbil Corp.	600	16,524
Bandai Namco Holdings, Inc.	3,000	55,450
Bridgestone Corp.	3,000	132,600
Brother Industries Ltd.	1,100	20,339
Canon, Inc.	5,200	154,612
Capcom Co. Ltd.	1,800	33,603
Central Japan Railway Co.	4,000	99,141
Chiba Bank Ltd.	2,500	20,767
Chubu Electric Power Co., Inc.	3,300	43,043
Chugai Pharmaceutical Co. Ltd.	3,500	133,314
Concordia Financial Group Ltd.	5,500	27,584
Dai Nippon Printing Co. Ltd.	1,000	30,532
Dai-ichi Life Holdings, Inc.	5,000	127,163
Daifuku Co. Ltd.	1,500	35,761
Daiichi Sankyo Co. Ltd.	9,600	304,273
Daikin Industries Ltd.	1,400	190,606
Daito Trust Construction Co. Ltd.	300	34,126
Daiwa House Industry Co. Ltd.	3,000	88,922
Daiwa Securities Group, Inc.	6,800	51,478
Denso Corp.	9,900	188,674
Dentsu Group, Inc.	1,000	27,679
Disco Corp.	500	182,290
East Japan Railway Co.	4,800	91,938
Eisai Co. Ltd.	1,300	53,510
ENEOS Holdings, Inc.	14,600	70,087
FANUC Corp.	5,000	139,384
Fast Retailing Co. Ltd.	900	277,705
Fuji Electric Co. Ltd.	700	46,704
FUJIFILM Holdings Corp.	5,700	127,570
Fujitsu Ltd.	9,000	143,728
GLP J-REIT	24	20,103
Hamamatsu Photonics KK	700	24,573
Hankyu Hanshin Holdings, Inc.	1,100	31,478
Hikari Tsushin, Inc.	100	18,714
Hirose Electric Co. Ltd.	200	20,478
Hitachi Construction Machinery Co. Ltd.	500	15,022
Hitachi Ltd.	4,800	436,147
Honda Motor Co. Ltd.	23,900	294,211
Hoshizaki Corp.	500	18,176
Hoya Corp.	1,800	223,960
Hulic Co. Ltd.	1,800	18,430
Ibiden Co. Ltd.	600	26,698
Idemitsu Kosan Co. Ltd.	5,000	34,119
Iida Group Holdings Co. Ltd.	700	9,024
Inpex Corp.	4,900	74,432
Isuzu Motors Ltd.	3,000	40,408
ITOCHU Corp.	6,200	264,743
Japan Airlines Co. Ltd.	700	13,276
Japan Exchange Group, Inc.	2,700	72,860
Japan Metropolitan Fund Invest, REIT	33	20,557
Japan Post Bank Co. Ltd.	7,300	78,362

Transamerica Series Trust	Page 3

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Post Holdings Co. Ltd.	10,600	$ 106,609
Japan Post Insurance Co. Ltd.	1,000	19,088
Japan Real Estate Investment Corp., REIT	7	24,924
Japan Tobacco, Inc.	6,300	167,634
JFE Holdings, Inc.	2,900	47,864
JSR Corp. (A)	900	25,743
Kajima Corp.	2,100	42,935
Kansai Electric Power Co., Inc.	3,600	51,106
Kao Corp.	2,400	89,671
Kawasaki Kisen Kaisha Ltd.	2,100	28,196
KDDI Corp.	7,800	230,218
KDX Realty Investment Corp., REIT	21	22,321
Keisei Electric Railway Co. Ltd.	700	28,364
Keyence Corp.	1,000	463,007
Kikkoman Corp.	3,500	44,762
Kintetsu Group Holdings Co. Ltd.	900	26,159
Kirin Holdings Co. Ltd.	3,900	54,154
Kobe Bussan Co. Ltd.	700	17,146
Koito Manufacturing Co. Ltd.	1,000	13,443
Komatsu Ltd.	4,900	144,462
Konami Group Corp.	500	33,921
Kubota Corp.	5,100	79,728
Kyocera Corp.	6,800	90,447
Kyowa Kirin Co. Ltd.	1,300	23,315
Lasertec Corp.	400	113,436
LY Corp.	13,800	34,869
M3, Inc.	2,300	32,955
Makita Corp.	1,100	31,064
Marubeni Corp.	7,500	129,335
MatsukiyoCocokara & Co.	1,800	28,829
Mazda Motor Corp.	3,000	34,909
McDonald’s Holdings Co. Japan Ltd.	400	17,968
MEIJI Holdings Co. Ltd.	1,200	26,159
Minebea Mitsumi, Inc.	1,900	37,039
MISUMI Group, Inc.	1,400	19,435
Mitsubishi Chemical Group Corp.	6,600	40,080
Mitsubishi Corp.	18,000	414,150
Mitsubishi Electric Corp.	10,000	166,568
Mitsubishi Estate Co. Ltd.	6,000	108,799
Mitsubishi HC Capital, Inc.	4,100	28,506
Mitsubishi Heavy Industries Ltd.	17,000	153,290
Mitsubishi UFJ Financial Group, Inc.	57,700	585,081
Mitsui & Co. Ltd.	6,700	311,719
Mitsui Chemicals, Inc.	900	26,314
Mitsui Fudosan Co. Ltd.	14,100	151,218
Mitsui OSK Lines Ltd.	1,800	54,839
Mizuho Financial Group, Inc.	12,600	248,704
MonotaRO Co. Ltd.	1,200	14,388
MS&AD Insurance Group Holdings, Inc.	6,600	116,169
Murata Manufacturing Co. Ltd.	9,000	168,520
NEC Corp.	1,300	94,593
Nexon Co. Ltd.	1,800	29,845
Nidec Corp.	2,100	86,342
Nintendo Co. Ltd.	5,400	294,614
Nippon Building Fund, Inc., REIT	8	31,973
Nippon Express Holdings, Inc.	400	20,370
Nippon Paint Holdings Co. Ltd.	4,900	35,104
Nippon Prologis, Inc., REIT	12	21,371
Nippon Sanso Holdings Corp.	900	28,103
Nippon Steel Corp.	4,500	107,878
Nippon Telegraph & Telephone Corp.	154,600	183,829
Nippon Yusen KK	2,400	65,795
Nissan Chemical Corp.	600	22,652
Nissan Motor Co. Ltd.	11,900	46,946
Nissin Foods Holdings Co. Ltd.	1,200	33,056
Nitori Holdings Co. Ltd.	400	60,299
Nitto Denko Corp.	800	72,797

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Holdings, Inc.	15,900	$ 101,273
Nomura Real Estate Holdings, Inc.	600	16,897
Nomura Real Estate Master Fund, Inc., REIT	20	19,765
Nomura Research Institute Ltd.	2,000	56,243
NTT Data Group Corp.	3,300	52,199
Obayashi Corp.	3,500	41,467
OBIC Co. Ltd.	400	60,285
Odakyu Electric Railway Co. Ltd.	1,600	22,000
Olympus Corp.	6,100	87,583
Omron Corp.	900	32,057
Ono Pharmaceutical Co. Ltd.	2,000	32,726
Oracle Corp.	200	14,989
Oriental Land Co. Ltd.	5,600	178,935
ORIX Corp.	6,000	130,717
Osaka Gas Co. Ltd.	1,900	42,649
Otsuka Corp.	1,200	25,375
Otsuka Holdings Co. Ltd.	2,200	91,136
Pan Pacific International Holdings Corp.	1,900	50,268
Panasonic Holdings Corp.	11,600	110,230
Rakuten Group, Inc. (A)	7,800	44,106
Recruit Holdings Co. Ltd.	7,500	328,428
Renesas Electronics Corp.	7,500	132,977
Resona Holdings, Inc.	10,800	66,492
Ricoh Co. Ltd.	2,700	23,927
Rohm Co. Ltd.	1,600	25,530
SBI Holdings, Inc.	1,200	31,352
SCREEN Holdings Co. Ltd.	400	51,500
SCSK Corp.	700	12,980
Secom Co. Ltd.	1,100	79,641
Seiko Epson Corp.	1,400	24,369
Sekisui Chemical Co. Ltd.	2,000	29,172
Sekisui House Ltd.	3,100	70,322
Seven & i Holdings Co. Ltd.	11,500	167,129
SG Holdings Co. Ltd.	1,500	18,970
Sharp Corp. (A)	1,400	7,773
Shimadzu Corp.	1,200	33,317
Shimano, Inc.	400	59,730
Shimizu Corp.	2,600	16,737
Shin-Etsu Chemical Co. Ltd.	9,300	405,838
Shionogi & Co. Ltd.	1,300	66,408
Shiseido Co. Ltd.	2,000	54,565
Shizuoka Financial Group, Inc.	2,400	22,767
SMC Corp.	300	168,331
SoftBank Corp.	14,900	191,048
SoftBank Group Corp.	5,300	313,771
Sompo Holdings, Inc.	4,500	93,936
Sony Group Corp.	6,600	563,734
Square Enix Holdings Co. Ltd.	400	15,384
Subaru Corp.	3,100	70,159
SUMCO Corp.	1,700	26,744
Sumitomo Corp.	5,500	131,887
Sumitomo Electric Industries Ltd.	3,600	55,529
Sumitomo Metal Mining Co. Ltd.	1,200	35,537
Sumitomo Mitsui Financial Group, Inc.	6,600	385,065
Sumitomo Mitsui Trust Holdings, Inc.	3,400	73,175
Sumitomo Realty & Development Co. Ltd.	1,400	51,938
Suntory Beverage & Food Ltd.	700	23,639
Suzuki Motor Corp.	8,000	90,950
Sysmex Corp.	2,700	47,934
T&D Holdings, Inc.	2,500	43,376
Taisei Corp.	900	32,717
Takeda Pharmaceutical Co. Ltd.	8,300	230,446
TDK Corp.	2,000	97,661
Terumo Corp.	7,000	127,603
TIS, Inc.	1,200	25,636
Tobu Railway Co. Ltd.	900	22,449

Transamerica Series Trust	Page 4

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Co. Ltd.	600	$ 19,893
Tokio Marine Holdings, Inc.	9,300	290,279
Tokyo Electric Power Co. Holdings, Inc. (A)	8,200	49,737
Tokyo Electron Ltd.	2,500	648,368
Tokyo Gas Co. Ltd.	1,900	43,126
Tokyu Corp.	2,500	30,362
TOPPAN Holdings, Inc.	1,200	29,933
Toray Industries, Inc.	7,200	34,511
TOTO Ltd.	700	19,588
Toyota Industries Corp.	800	83,049
Toyota Motor Corp.	55,100	1,385,326
Toyota Tsusho Corp.	1,100	75,063
Trend Micro, Inc.	700	35,444
Unicharm Corp.	2,000	63,668
USS Co. Ltd.	2,000	16,508
West Japan Railway Co.	2,200	45,779
Yakult Honsha Co. Ltd.	1,300	26,553
Yamaha Corp.	700	15,052
Yamaha Motor Co. Ltd.	4,500	41,305
Yamato Holdings Co. Ltd.	1,400	20,124
Yaskawa Electric Corp.	1,200	50,765
Yokogawa Electric Corp.	1,100	25,236
Zensho Holdings Co. Ltd.	500	20,792
ZOZO, Inc.	700	17,327

		20,537,546

Jordan - 0.0% (C)
Hikma Pharmaceuticals PLC	787	19,057

Luxembourg - 0.2%
ArcelorMittal SA	2,719	74,670
Eurofins Scientific SE	689	43,916
Tenaris SA	2,489	49,180

		167,766

Macau - 0.0% (C)
Sands China Ltd. (A)	12,400	34,933

Netherlands - 5.2%
ABN AMRO Bank NV (B)	2,470	42,236
Adyen NV (A) (B)	114	192,847
Akzo Nobel NV	852	63,589
Argenx SE (A)	311	122,835
ASM International NV	240	146,525
ASML Holding NV	2,092	2,013,654
BE Semiconductor Industries NV	387	59,245
Euronext NV (B)	450	42,820
EXOR NV	483	53,698
Heineken Holding NV	648	52,292
Heineken NV	1,471	141,781
IMCD NV	294	51,812
ING Groep NV, Series N	17,179	282,563
JDE Peet’s NV	430	9,028
Koninklijke Ahold Delhaize NV	4,908	146,777
Koninklijke KPN NV	17,277	64,604
Koninklijke Philips NV	4,045	81,196
NN Group NV	1,396	64,490
OCI NV	488	13,367
Prosus NV	7,641	239,680
Qiagen NV (A)	1,103	47,164
Randstad NV	545	28,764
Stellantis NV	11,271	320,263
Universal Music Group NV	4,192	126,088
Wolters Kluwer NV	1,299	203,487

		4,610,805

	Shares	Value
COMMON STOCKS (continued)
New Zealand - 0.2%
Auckland International Airport Ltd.	6,709	$ 33,469
Fisher & Paykel Healthcare Corp. Ltd.	3,021	46,296
Mercury Ltd.	3,871	16,027
Meridian Energy Ltd.	6,800	24,010
Spark New Zealand Ltd.	8,933	25,431
Xero Ltd. (A)	719	62,465

		207,698

Norway - 0.6%
Adevinta ASA (A)	1,770	18,554
Aker BP ASA	1,603	40,206
DNB Bank ASA	4,741	94,240
Equinor ASA	4,601	123,373
Gjensidige Forsikring ASA	1,033	14,993
Kongsberg Gruppen ASA	414	28,586
Mowi ASA	2,355	43,258
Norsk Hydro ASA	6,727	36,967
Orkla ASA	3,304	23,335
Salmar ASA	344	22,703
Telenor ASA	3,317	36,893
Yara International ASA	788	24,987

		508,095

Portugal - 0.2%
EDP - Energias de Portugal SA	15,626	60,857
Galp Energia SGPS SA	2,518	41,604
Jeronimo Martins SGPS SA	1,477	29,288

		131,749

Singapore - 1.3%
CapitaLand Ascendas, REIT	18,803	38,574
CapitaLand Integrated Commercial Trust, REIT	27,252	39,962
Capitaland Investment Ltd.	13,294	26,386
City Developments Ltd.	2,300	9,965
DBS Group Holdings Ltd.	9,346	249,388
Genting Singapore Ltd.	29,200	19,139
Grab Holdings Ltd., Class A (A)	9,800	30,772
Jardine Cycle & Carriage Ltd.	500	8,950
Keppel Ltd.	7,500	40,770
Mapletree Logistics Trust, REIT	16,543	17,888
Mapletree Pan Asia Commercial Trust, REIT	11,800	11,186
Oversea-Chinese Banking Corp. Ltd.	17,560	175,438
Sea Ltd., ADR (A)	1,900	102,049
Seatrium Ltd. (A)	225,686	13,204
Sembcorp Industries Ltd.	4,600	18,397
Singapore Airlines Ltd.	7,500	35,549
Singapore Exchange Ltd.	4,100	27,966
Singapore Technologies Engineering Ltd.	8,200	24,413
Singapore Telecommunications Ltd.	43,800	82,069
United Overseas Bank Ltd.	6,400	138,925
Wilmar International Ltd.	10,000	25,403

		1,136,393

Spain - 2.7%
Acciona SA	114	13,879
ACS Actividades de Construccion y Servicios SA	1,090	45,603
Aena SME SA (B)	398	78,341
Amadeus IT Group SA	2,362	151,468
Banco Bilbao Vizcaya Argentaria SA	30,386	361,912
Banco Santander SA	83,563	407,622
CaixaBank SA	19,509	94,565

Transamerica Series Trust	Page 5

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Cellnex Telecom SA (A) (B)	2,388	$ 84,425
EDP Renovaveis SA	1,553	21,019
Enagas SA	1,192	17,702
Endesa SA	1,645	30,463
Ferrovial SE	2,733	108,151
Grifols SA (A)	1,427	12,836
Iberdrola SA	31,683	392,913
Industria de Diseno Textil SA	5,694	286,692
Redeia Corp. SA	2,103	35,859
Repsol SA	6,543	108,990
Telefonica SA	25,025	110,396

		2,362,836

Sweden - 3.1%
Alfa Laval AB	1,448	56,924
Assa Abloy AB, Class B	5,120	146,894
Atlas Copco AB, A Shares	14,025	236,895
Atlas Copco AB, B Shares	8,206	121,242
Beijer Ref AB	1,899	28,208
Boliden AB	1,385	38,462
Epiroc AB, Class A	3,508	65,906
Epiroc AB, Class B	2,029	34,366
EQT AB	1,994	63,076
Essity AB, Class B	3,126	74,237
Evolution AB (B)	963	119,709
Fastighets AB Balder, B Shares (A)	3,367	24,749
Getinge AB, B Shares	1,095	22,035
H&M Hennes & Mauritz AB, B Shares	3,278	53,464
Hexagon AB, B Shares	10,909	129,127
Holmen AB, B Shares (A)	345	14,033
Husqvarna AB, B Shares	1,919	16,429
Industrivarden AB, A Shares	709	24,382
Industrivarden AB, C Shares	762	26,205
Indutrade AB (A)	1,398	38,124
Investment AB Latour, B Shares	814	21,407
Investor AB, B Shares	8,948	224,578
L E Lundbergforetagen AB, B Shares	413	22,355
Lifco AB, B Shares	1,112	29,047
Nibe Industrier AB, B Shares	7,569	37,166
Saab AB, Class B	437	38,866
Sagax AB, Class B	1,046	27,596
Sandvik AB	5,605	124,468
Securitas AB, B Shares	2,645	27,268
Skandinaviska Enskilda Banken AB, Class A	8,345	113,005
Skanska AB, B Shares	1,674	29,792
SKF AB, B Shares	1,737	35,457
Svenska Cellulosa AB SCA, Class B	3,062	47,000
Svenska Handelsbanken AB, A Shares	7,707	77,941
Swedbank AB, A Shares	4,353	86,336
Swedish Orphan Biovitrum AB (A)	1,009	25,187
Tele2 AB, B Shares	2,882	23,667
Telefonaktiebolaget LM Ericsson, B Shares	15,496	83,445
Telia Co. AB	11,367	29,129
Volvo AB, A Shares	1,079	29,717
Volvo AB, B Shares	7,887	213,754
Volvo Car AB, Class B (A)	4,366	16,552

		2,698,200

Switzerland - 9.8%
ABB Ltd.	8,258	383,576
Adecco Group AG	829	32,779
Alcon, Inc.	2,584	214,147
Avolta AG (A)	465	19,351
Bachem Holding AG	197	18,873

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Baloise Holding AG	248	$ 38,856
Banque Cantonale Vaudoise	148	17,198
Barry Callebaut AG	18	26,126
BKW AG	93	14,272
Chocoladefabriken Lindt & Spruengli AG	6	180,463
Cie Financiere Richemont SA, Class A	2,774	422,936
Clariant AG (A)	978	13,219
Coca-Cola HBC AG	1,138	35,951
DSM-Firmenich AG	980	111,437
EMS-Chemie Holding AG	39	29,925
Geberit AG	176	104,017
Givaudan SA	48	213,747
Glencore PLC	53,304	292,860
Helvetia Holding AG	181	24,947
Holcim AG	2,695	244,025
Julius Baer Group Ltd.	1,061	61,271
Kuehne & Nagel International AG	287	79,877
Logitech International SA	827	74,057
Lonza Group AG	389	233,008
Nestle SA	13,354	1,417,803
Novartis AG	10,644	1,031,176
Partners Group Holding AG	116	165,668
Roche Holding AG	3,821	975,740
Sandoz Group AG (A)	2,177	65,683
Schindler Holding AG	328	81,643
SGS SA (A)	757	73,446
Siemens Energy AG (A)	2,739	50,249
SIG Group AG	1,672	37,079
Sika AG	788	234,692
Sonova Holding AG	260	75,274
Straumann Holding AG	572	91,332
Swatch Group AG	422	47,164
Swiss Life Holding AG	151	105,852
Swiss Prime Site AG	397	37,440
Swiss Re AG	1,561	200,696
Swisscom AG (A)	131	80,095
Temenos AG	304	21,735
UBS Group AG	16,970	521,980
VAT Group AG (B)	135	69,951
Zurich Insurance Group AG	755	407,115

		8,678,731

United Kingdom - 13.0%
3i Group PLC	5,041	178,722
abrdn PLC	9,429	16,792
Admiral Group PLC	1,325	47,444
Anglo American PLC	6,667	164,239
Ashtead Group PLC	2,293	163,228
Associated British Foods PLC	1,691	53,315
AstraZeneca PLC	8,051	1,085,052
Auto Trader Group PLC (B)	4,647	41,068
Aviva PLC	14,055	88,094
BAE Systems PLC	15,673	266,954
Barclays PLC	79,388	183,566
Barratt Developments PLC	4,981	29,900
Berkeley Group Holdings PLC	513	30,807
BP PLC	89,041	557,083
British American Tobacco PLC	10,395	315,668
BT Group PLC	33,294	46,077
Bunzl PLC	1,795	69,054
Burberry Group PLC	1,804	27,619
Centrica PLC	28,376	45,718
Coca-Cola Europacific Partners PLC	1,047	73,238
Compass Group PLC	8,923	261,620
Croda International PLC	720	44,547
Diageo PLC	11,636	429,650

Transamerica Series Trust	Page 6

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Endeavour Mining PLC	871	$ 17,688
Entain PLC	3,096	31,159
GSK PLC	21,235	457,935
Haleon PLC	35,833	150,650
Halma PLC	1,927	57,594
Hargreaves Lansdown PLC	1,738	16,145
HSBC Holdings PLC	99,070	774,005
Imperial Brands PLC	4,326	96,643
Informa PLC	6,913	72,524
InterContinental Hotels Group PLC	849	88,318
Intertek Group PLC	820	51,593
J Sainsbury PLC	8,635	29,470
JD Sports Fashion PLC	13,869	23,544
Kingfisher PLC	9,457	29,769
Land Securities Group PLC, REIT	3,597	29,882
Legal & General Group PLC	30,568	98,151
Lloyds Banking Group PLC	332,539	217,244
London Stock Exchange Group PLC	2,175	260,517
M&G PLC	11,813	32,876
Melrose Industries PLC	6,776	57,557
Mondi PLC	2,276	40,088
National Grid PLC	19,138	257,492
NatWest Group PLC	29,471	98,758
Next PLC	609	70,962
Ocado Group PLC (A)	3,115	17,893
Pearson PLC	3,314	43,584
Persimmon PLC	1,576	26,177
Phoenix Group Holdings PLC	4,054	28,275
Reckitt Benckiser Group PLC	3,724	212,075
RELX PLC	9,730	420,492
Rentokil Initial PLC	12,678	75,479
Rio Tinto PLC	5,814	368,154
Rolls-Royce Holdings PLC (A)	44,013	237,036
Sage Group PLC	5,400	86,251
Schroders PLC	4,010	19,061
Segro PLC, REIT	6,203	70,760
Severn Trent PLC	1,356	42,273
Shell PLC	33,771	1,118,882
Smith & Nephew PLC	4,652	58,222
Smiths Group PLC	1,802	37,334
Spirax-Sarco Engineering PLC	370	46,933
SSE PLC	5,753	119,809
St. James’s Place PLC	2,911	17,066
Standard Chartered PLC	11,736	99,452
Taylor Wimpey PLC	18,153	31,401
Tesco PLC	35,975	134,674
Unilever PLC	12,998	652,198
United Utilities Group PLC	3,464	44,989
Vodafone Group PLC	116,265	103,396
Whitbread PLC	949	39,694
Wise PLC, Class A (A)	3,204	37,552
WPP PLC	5,386	51,229

		11,520,360

Total Common Stocks (Cost $72,071,938)		86,910,712

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 8.59% (D)	312	33,458
Dr. Ing. h.c. F. Porsche AG, 1.09% (B) (D)	565	56,249
Henkel AG & Co. KGaA, 2.49% (D)	870	69,926

	Shares	Value

PREFERRED STOCKS (continued)
Germany (continued)
Porsche Automobil Holding SE, 5.22% (D)	770	$ 40,805
Sartorius AG, 0.39% (A) (D)	133	52,889
Volkswagen AG, 7.16% (D)	1,054	139,683

Total Preferred Stocks (Cost $434,192)		393,010

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (D), dated 03/28/2024, to be repurchased at $242,134 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $246,922.	$ 242,067	242,067

Total Repurchase Agreement (Cost $242,067)		242,067

Total Investments (Cost $72,748,197)		87,545,789
Net Other Assets (Liabilities) - 1.0%		917,271

Net Assets - 100.0%		$ 88,463,060

Transamerica Series Trust	Page 7

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	10	06/21/2024	$1,178,210	$1,178,550	$340	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.1%	$8,859,337
Pharmaceuticals	9.1	7,928,190
Insurance	5.1	4,461,612
Semiconductors & Semiconductor Equipment	4.5	3,963,289
Oil, Gas & Consumable Fuels	4.0	3,519,812
Automobiles	4.0	3,495,731
Chemicals	3.1	2,728,227
Textiles, Apparel & Luxury Goods	3.1	2,723,427
Machinery	3.0	2,664,037
Metals & Mining	2.9	2,531,644
Capital Markets	2.9	2,519,124
Food Products	2.7	2,352,595
Aerospace & Defense	2.3	2,009,415
Trading Companies & Distributors	2.2	1,885,321
Health Care Equipment & Supplies	2.0	1,775,643
Software	2.0	1,756,937
Electrical Equipment	2.0	1,725,984
Personal Care Products	1.8	1,616,849
Beverages	1.7	1,495,653
Industrial Conglomerates	1.7	1,478,882
Professional Services	1.7	1,466,311
Hotels, Restaurants & Leisure	1.7	1,465,016
Electric Utilities	1.7	1,464,165
Diversified Telecommunication Services	1.6	1,391,399
Electronic Equipment, Instruments & Components	1.4	1,185,239
Financial Services	1.1	974,106
Consumer Staples Distribution & Retail	1.1	969,639
Household Durables	1.1	924,406
Real Estate Management & Development	1.0	903,142
Wireless Telecommunication Services	1.0	862,100
Construction & Engineering	0.9	819,931
Specialty Retail	0.9	817,382
Building Products	0.9	809,920
Multi-Utilities	0.9	755,495
Biotechnology	0.8	728,745
Construction Materials	0.8	723,004
IT Services	0.8	718,040
Broadline Retail	0.8	684,566
Entertainment	0.8	682,156
Automobile Components	0.7	595,719
Tobacco	0.7	579,945
Ground Transportation	0.5	479,638
Household Products	0.5	458,727
Life Sciences Tools & Services	0.5	437,195
Air Freight & Logistics	0.5	431,778
Technology Hardware, Storage & Peripherals	0.5	424,874
Industrial REITs	0.4	389,009
Commercial Services & Supplies	0.4	337,104
Media	0.4	317,066
Transportation Infrastructure	0.4	307,994
Retail REITs	0.3	291,483
Marine Transportation	0.3	291,462
Paper & Forest Products	0.3	233,502

Transamerica Series Trust	Page 8

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Gas Utilities	0.3%		$231,372
Interactive Media & Services	0.3		229,350
Health Care Providers & Services	0.2		214,965
Diversified REITs	0.2		184,454
Communications Equipment	0.2		180,352
Independent Power & Renewable Electricity Producers	0.2		158,051
Leisure Products	0.1		130,232
Office REITs	0.1		107,748
Passenger Airlines	0.1		105,828
Containers & Packaging	0.1		97,320
Water Utilities	0.1		87,262
Diversified Consumer Services	0.1		59,839
Energy Equipment & Services	0.1		49,180
Health Care Technology	0.0	(C)	32,955
Distributors	0.0	(C)	22,847

Investments	99.7		87,303,722
Short-Term Investments	0.3		242,067

Total Investments	100.0%		$87,545,789

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$615,105	$86,295,607	$—	$86,910,712
Preferred Stocks	—	393,010	—	393,010
Repurchase Agreement	—	242,067	—	242,067

Total Investments	$615,105	$86,930,684	$—	$87,545,789

Other Financial Instruments
Futures Contracts (F)	$340	$—	$—	$340

Total Other Financial Instruments	$340	$—	$—	$340

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $1,178,168, representing 1.3% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at March 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 9

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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